Offerings	Sep. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	38,000,000
Proposed Maximum Offering Price per Unit	0.14
Maximum Aggregate Offering Price	$ 5,320,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 735.00
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended. Pursuant to Rule 457(h), the proposed maximum offering price per share is based on the exercise price of the options or other rights to acquire shares under the I-ON Digital Corp. 2026 Equity Incentive Plan. To the extent that shares registered hereunder are not subject to outstanding options or other rights with an exercise price, the proposed maximum offering price per share is estimated pursuant to Rule 457(c) on the basis of the average of the high and low prices of the Common Stock as reported on the OTC Markets on September 16, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series E Convertible Preferred Stock
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	145.00
Maximum Aggregate Offering Price	$ 14,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,003.00
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended. Pursuant to Rule 457(h), the proposed maximum offering price per share is based on the exercise price of the options or other rights to acquire shares under the I-ON Digital Corp. 2026 Equity Incentive Plan. To the extent that shares registered hereunder are not subject to outstanding options or other rights with an exercise price, the proposed maximum offering price per share is estimated pursuant to Rule 457(c) on the basis of the average of the high and low prices of the Common Stock as reported on the OTC Markets on September 16, 2026. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended. Pursuant to Rule 457(h), the proposed maximum offering price per share is based on the proposed conversion price of the Series E Convertible Preferred Stock.